Submission	Jan. 13, 2026
Submission [Line Items]
Central Index Key	0001425627
Registrant Name	SOBR SAFE, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	SOBR Safe, Inc.